PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 35,028,661		¥ 36,935,713		$ 4,798,907
Less accumulated depreciation	(28,394,152)		(28,696,676)		(3,889,983)
Property and equipment, net	6,634,509		8,239,037		908,924
Depreciation expense	1,995,219	$ 273,344	6,670,588	¥ 5,483,032
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,313,756		21,073,385		2,782,973
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,319,949		14,254,811		1,961,825
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 394,956		¥ 1,607,517		$ 54,109